INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Master lease agreements [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 1,982,354	$ 1,982,354
Ending Balance	1,982,354	1,982,354
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	379,626	138,765
Additions	245,070	240,861
Ending Balance	624,696	379,626
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,602,728
Ending Balance	$ 1,357,658	$ 1,602,728